FINANCE COSTS—NET	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
FINANCE COSTS—NET
NOTE 10 - FINANCE COSTS - NET

	Year ended December 31,
(in millions of Euros)	2023	2022	2021
Interest expense on borrowings (A)	(93)	(91)	(103)
Interest expense on leases	(10)	(10)	(14)
Interest cost on pension and other benefits	(16)	(11)	(9)
Expenses on factoring arrangements	(22)	(15)	(9)
Net loss on settlement of debt (B)	—	—	(27)
Realized and unrealized gains on debt derivatives at fair value (C)	6	1	10
Realized and unrealized exchange losses on financing activities - net (C)	(5)	(1)	(10)
Other finance expenses	(5)	(5)	(6)
Capitalized borrowing costs (D)	4	1	1
Finance expenses	(141)	(131)	(167)
Finance costs - net	(141)	(131)	(167)
(A)For the year ended December 31, 2023, interest expense on borrowings included €75 million of interest and €4 million of amortization of arrangement fees related to Constellium SE Senior Notes. For the year ended December 31, 2022, it included €79 million of interest and €4 million of amortization of arrangement fees related to Constellium SE Senior Notes. For the year ended December 31, 2021, it included €92 million of interest and €4 million of amortization of arrangement fees related to Constellium SE Senior Notes.
(B)In February 2021, Constellium SE tendered and redeemed its $650 million 6.625% Senior Notes due 2025. The net loss on the settlement of debt included redemption fees of €9 million and the write-off of the outstanding deferred arrangement fees at the date of redemption of €8 million.
In June 2021, Constellium SE redeemed its $400 million 5.750% Senior Notes due 2024. The net loss on the settlement of debt included redemption fees of €3 million and the write-off of the outstanding deferred arrangement fees at the date of redemption of €3 million.
In November 2021, Constellium SE redeemed $200 million of the $500 million outstanding aggregate principal amount of the 5.875% Senior Notes due 2026. The net loss on the settlement of debt included redemption fees of €3 million and the write-off of the deferred arrangement fees attributable to the portion redeemed at the date of redemption of €1 million.
(C)     The Group hedges the dollar exposure, relating to the principal of its Constellium SE U.S. Dollar Senior Notes, for the portion that has not been used to finance directly or indirectly U.S. Dollar functional currency entities. Changes in the fair value of these hedging derivatives are recognized within Finance costs – net in the Consolidated Income Statement.
(D)     Borrowing costs directly attributable to the construction of assets are capitalized. The capitalization rate was 5% for the years ended December 31, 2023, 2022 and 2021.